SHARE-BASED AWARDS (Narrative) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED AWARDS
Ordinary shares that may be issued		13,218,000
Options granted	3,479,604	0	0	0
Options granted, exercise price	$ 2.04
Unrecognized share-based compensation cost		$ 0	$ 0	$ 0
Exercisable share outstanding options granted to employees		0	0
Restricted shares [Member]
SHARE-BASED AWARDS
Unrecognized share-based compensation cost		$ 0
Shares vesting description		The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four-year period ending the fourth anniversary of the grant date.